Segmented information - Disclosure of operating segment information (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of operating segments [line items]
Segment revenue	$ 14,296,360,000	$ 12,867,201,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	2,312,741,000	2,086,636,000
Acquisition-related and integration costs	(53,401,000)	(27,654,000)
Cost optimization program (Note 25)	(8,964,000)
Net finance costs	(52,463,000)	(92,023,000)
Earnings before income taxes	2,197,913,000	1,966,959,000
Amortization and depreciation, without amortization of deferred financing fees	507,087,000	470,572,000
Impairment included in amortisation from business solutions and contract costs		3,359,000
Western and Southern Europe
Disclosure of operating segments [line items]
Segment revenue	2,605,926,000	2,152,113,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	355,578,000	289,730,000
Amortization and depreciation, without amortization of deferred financing fees	85,049,000	62,922,000
Impairment included in amortisation from business solutions and contract costs		2,131,000
U.S. Commercial and State Government
Disclosure of operating segments [line items]
Segment revenue	2,277,996,000	2,075,321,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	339,410,000	304,767,000
Amortization and depreciation, without amortization of deferred financing fees	83,359,000	70,417,000
Canada
Disclosure of operating segments [line items]
Segment revenue	2,064,659,000	1,981,380,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	477,502,000	463,289,000
Amortization and depreciation, without amortization of deferred financing fees	55,589,000	57,528,000
U.S. Federal
Disclosure of operating segments [line items]
Segment revenue	1,935,238,000	1,750,902,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	306,362,000	276,395,000
Amortization and depreciation, without amortization of deferred financing fees	59,334,000	54,073,000
Scandinavia and Central Europe
Disclosure of operating segments [line items]
Segment revenue	1,648,356,000	1,571,118,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	127,320,000	125,728,000
Amortization and depreciation, without amortization of deferred financing fees	90,098,000	91,435,000
U.K. and Australia
Disclosure of operating segments [line items]
Segment revenue	1,455,529,000	1,291,125,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	216,517,000	200,117,000
Amortization and depreciation, without amortization of deferred financing fees	38,423,000	40,765,000
Finland, Poland and Baltics
Disclosure of operating segments [line items]
Segment revenue	828,951,000	729,024,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	110,583,000	96,651,000
Amortization and depreciation, without amortization of deferred financing fees	38,345,000	33,219,000
Northwest and Central-East Europe
Disclosure of operating segments [line items]
Segment revenue	755,901,000	692,859,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	101,871,000	88,287,000
Amortization and depreciation, without amortization of deferred financing fees	31,616,000	34,323,000
Asia Pacific
Disclosure of operating segments [line items]
Segment revenue	918,056,000	799,661,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	277,598,000	241,672,000
Amortization and depreciation, without amortization of deferred financing fees	25,274,000	25,890,000
Eliminations
Disclosure of operating segments [line items]
Segment revenue	(194,252,000)	(176,302,000)
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	$ 0	$ 0